PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
PROPERTY, PLANT AND EQUIPMENT [Abstract]
PROPERTY, PLANT AND EQUIPMENT
12.	PROPERTY, PLANT AND EQUIPMENT

	2024
	Cost					Depreciations
						Accumulated at				Accumulated at	Reversal of Impairment of
	Beginning				End of	the beginning				the end	Property, plant	Net
Account	of the year	Additions	Retirements	Transfers	the year	of the year	Retirements	For the year	Rate %	of the year	and equipment	book value

Pipelines	1,836,590,008	85,361	(3,946,357)	17,146,697	1,849,875,709	1,072,168,848	(2,742,434)	41,861,483	2.2	1,111,287,897	(30,114,007)	768,701,819

Compressor plants	839,471,416	65,727	(5,388,897)	28,254,459	862,402,705	610,257,455	(4,970,944)	29,347,722	3.3 a 25	634,634,233	(9,045,134)	236,813,606

Other plants	719,010	-	-	268,935	987,945	354,713	-	23,323	3.3	378,036	(14,495)	624,404

Stations of regulation and/or measurement of pressure	67,687,769	-	(498,508)	2,903,203	70,092,464	54,302,845	(352,114)	1,721,364	4.0	55,672,095	(403,516)	14,823,885

Other technical installations	17,362,385	-	-	2,273,249	19,635,634	11,501,797	-	589,893	6.7	12,091,690	(48,207)	7,592,151

Subtotal assets related to natural gas transportation service	2,761,830,588	151,088	(9,833,762)	50,846,543	2,802,994,457	1,748,585,658	(8,065,492)	73,543,785		1,814,063,951	(39,625,359)	1,028,555,865

Non-regulated segment Pipelines	349,751,789	-	-	965,428	350,717,217	43,237,563	-	11,597,985	2.2	54,835,548	-	295,881,669

Non-regulated segment Compressor plants	57,888,386	-	-	472	57,888,858	44,679,304	-	5,000,275	3.3 a 25	49,679,579	-	8,209,279

Non-regulated segment Other plants	632,358,027	-	(85,724)	199,664,695	831,936,998	327,930,210	(29,646)	20,902,047	3.3	348,802,611	-	483,134,387

Non-regulated segment Stations of regulation and/or measurement of pressure	19,209,854	-	-	1,280,252	20,490,106	5,061,973	-	895,157	4.0	5,957,130	-	14,532,976

Non-regulated segment Other technical installations	7,379,901	-	-	-	7,379,901	5,138,695	-	609,352	6.7	5,748,047	-	1,631,854

Subtotal assets related to Other Services and Liquids Production and Commercialization	1,066,587,957	-	(85,724)	201,910,847	1,268,413,080	426,047,745	(29,646)	39,004,816		465,022,915	-	803,390,165

Lands	11,674,415	-	-	368,294	12,042,709	-	-	-	-	-	-	12,042,709

Buildings and constructions	118,124,524	-	(252,340)	8,902,219	126,774,403	59,075,774	(153,044)	3,069,019	2.0	61,991,749	-	64,782,654

Fittings and features in building	12,923,354	-	-	(142,173)	12,781,181	4,437,722	-	1,119,267	4.0	5,556,989	-	7,224,192

Machinery, equipment and tools	38,898,288	2,421,222	(3,872)	122,248	41,437,886	31,006,795	(3,872)	2,785,712	6.7 a 10	33,788,635	-	7,649,251

UT Machinery, equipment and tools	24,690	-	-	-	24,690	24,690	-	-	6.7 a 10	24,690	-	-

Computers and Telecommunication systems	172,725,839	-	-	10,592,035	183,317,874	139,175,524	-	8,828,761	6.7 a 20	148,004,285	-	35,313,589

Vehicles	16,547,405	2,149,722	(339,147)	1,802	18,359,782	12,443,257	(339,147)	1,259,340	20	13,363,450	-	4,996,332

Furniture	6,564,273	432	-	66,661	6,631,366	6,234,810	-	55,314	10	6,290,124	-	341,242

Materials	109,340,367	64,990,827	(890,117)	(42,464,525)	130,976,552	-	-	-	-	-	-	130,976,552

Line pack	14,833,252	-	-	-	14,833,252	750,415	-	-	-	750,415	-	14,082,837

Works in progress	259,901,678	245,823,993	-	(230,203,951)	275,521,720	-	-	-	-	-	-	275,521,720

Total	4,589,976,630	315,537,284	(11,404,962)	-	4,894,108,952	2,427,782,390	(8,591,201)	129,666,014		2,548,857,203	(39,625,359)	2,384,877,108

	2023
	Cost					Depreciations
						Accumulated at				Accumulated at
	Beginning				End of	the beginning				the end	Net book
Account	of the year	Additions	Retirements	Transfers	the year	of the year	Retirements	For the year	Rate %	of the year	value

Pipelines	1,827,081,993	-	-	9,508,015	1,836,590,008	1,026,717,696	-	45,451,152	2.2	1,072,168,848	764,421,160

Compressor plants	820,374,857	-	-	19,096,559	839,471,416	582,764,442	-	27,493,013	3.3 a 25	610,257,455	229,213,961

Other plants	719,010	-	-	-	719,010	334,997	-	19,716	3.3	354,713	364,297

Stations of regulation and/or measurement of pressure	65,565,183	-	-	2,122,586	67,687,769	52,549,994	-	1,752,851	4.0	54,302,845	13,384,924

Other technical installations	16,171,518	-	-	1,190,867	17,362,385	10,954,531	-	547,266	6.7	11,501,797	5,860,588

Subtotal assets related to natural gas transportation service	2,729,912,561	-	-	31,918,027	2,761,830,588	1,673,321,660	-	75,263,998		1,748,585,658	1,013,244,930

Non-regulated segment Pipelines	296,385,707	-	-	53,366,082	349,751,789	32,744,705	-	10,492,858	2.2	43,237,563	306,514,226

Non-regulated segment Compressor plants	57,604,588	-	-	283,798	57,888,386	39,605,832	-	5,073,472	3.3 a 25	44,679,304	13,209,082

Non-regulated segment Other plants	582,138,862	-	-	50,219,165	632,358,027	307,467,082	-	20,463,128	3.3	327,930,210	304,427,817

Non-regulated segment Stations of regulation and/or measurement of pressure	19,209,817	-	-	37	19,209,854	3,361,507	-	1,700,466	4.0	5,061,973	14,147,881

Non-regulated segment Other technical installations	7,379,901	-	-	-	7,379,901	4,529,342	-	609,353	6.7	5,138,695	2,241,206

Subtotal assets related to Other Services and Production and Commercialization of Liquids	962,718,875	-	-	103,869,082	1,066,587,957	387,708,468	-	38,339,277		426,047,745	640,540,212

Lands	9,612,991	423,659	-	1,637,765	11,674,415	-	-	-	-	-	11,674,415

Buildings and constructions	108,345,818	3,949,666	-	5,829,040	118,124,524	55,581,436	-	3,494,338	2.0	59,075,774	59,048,750

Facilities and features in building	7,988,615	-	-	4,934,739	12,923,354	3,809,981	-	627,741	4.0	4,437,722	8,485,632

Machinery, equipment and tools	38,103,553	444,088	(2,659)	353,306	38,898,288	27,227,812	(2,659)	3,781,642	6.7 a 10	31,006,795	7,891,493

UT Machinery, equipment and tools	24,690	-	-	-	24,690	24,690	-	-	6.7 a 10	24,690	-

Computers and Telecommunication systems	164,981,234	54,245	-	7,690,360	172,725,839	129,910,958	-	9,264,566	6.7 a 20	139,175,524	33,550,315

Vehicles	16,146,282	2,080,133	(1,679,010)	-	16,547,405	12,910,917	(1,665,713)	1,198,053	20.0	12,443,257	4,104,148

Furniture	6,530,030	21,258	-	12,985	6,564,273	6,179,376	-	55,434	10.0	6,234,810	329,463

Materials	113,436,618	33,079,345	(2,404,812)	(34,770,784)	109,340,367	-	-	-	-	-	109,340,367

Line pack	14,464,567	-	-	368,685	14,833,252	750,415	-	-	-	750,415	14,082,837

Works in progress	122,121,964	259,622,919	-	(121,843,205)	259,901,678	-	-	-	-	-	259,901,678

Total	4,294,387,798	299,675,313	(4,086,481)	-	4,589,976,630	2,297,425,713	(1,668,372)	132,025,049		2,427,782,390	2,162,194,240

The following is the composition of the resulting net value of Property, plant and equipment as of December 31, 2024 and 2023:

	2024	2023
Cost	4,894,108,952	4,589,976,630
Accumulated depreciation	(2,548,857,203)	(2,427,782,390)
Reversal of Impairment	39,625,359	-
Total	2,384,877,108	2,162,194,240

As of December 31, 2024 and 2023, Property, plant and equipment contains the following assets for right of use:

	2024	2023
Other plants	3,042,284	4,867,655
Compressor plants	7,553,175	12,085,080
Other technical installations	858,857	1,374,171
Buildings	2,369,800	3,159,733
Total	13,824,116	21,486,639

The depreciations recorded in the years 2024, 2023 and 2022 of the right-of-use assets correspond to the following:

	2024	2023	2022
Other plants	(1,825,371)	(1,825,371)	(1,825,371)
Compressor plants	(4,531,905)	(4,531,905)	(4,531,905)
Other technical installations	(515,314)	(515,314)	(515,314)
Buildings	(789,933)	(789,933)	-
Total	(7,662,523)	(7,662,523)	(6,872,590)

The right to use these assets expires in September 2026 and December 2027.